REAL ESTATE PROPERTY, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cost:
Real estate property cost, beginning	$ 218,239	$ 200,043
Additions	(17,972)	18,196
Disposals	(3,780)
Real estate property cost, ending	196,487	218,239
Accumulated depreciation:
Real estate property accumulated depreciation, beginning	8,478	5,217
Depreciation expense	2,883	3,261
Disposals	(78)
Real estate property accumulated depreciation, ending	11,283	8,478
Real estate property, net:
Real estate property, net	185,204	209,761	194,826
Land [Member]
Cost:
Real estate property cost, beginning	26,486	26,486
Additions
Disposals
Real estate property cost, ending	26,486	26,486
Accumulated depreciation:
Real estate property accumulated depreciation, beginning
Depreciation expense
Disposals
Real estate property accumulated depreciation, ending
Real estate property, net:
Real estate property, net	26,486	26,486
Building [Member]
Cost:
Real estate property cost, beginning	158,849	158,755
Additions	544	94
Disposals
Real estate property cost, ending	159,393	158,849
Accumulated depreciation:
Real estate property accumulated depreciation, beginning	7,676	4,815
Depreciation expense	2,888	2,861
Disposals
Real estate property accumulated depreciation, ending	10,564	7,676
Real estate property, net:
Real estate property, net	148,829	151,173
Condominium Units [Member]
Cost:
Real estate property cost, beginning	22,309	9,455
Additions	549	12,854
Disposals	(3,643)
Real estate property cost, ending	19,215	22,309
Accumulated depreciation:
Real estate property accumulated depreciation, beginning	538	307
Depreciation expense	472	231
Disposals	(78)
Real estate property accumulated depreciation, ending	932	538
Real estate property, net:
Real estate property, net	18,283	21,771
Currency translation adjustment [Member]
Cost:
Real estate property cost, beginning	10,595	5,347
Additions	(19,202)	5,248
Disposals
Real estate property cost, ending	(8,607)	10,595
Accumulated depreciation:
Real estate property accumulated depreciation, beginning	264	95
Depreciation expense	(477)	169
Disposals
Real estate property accumulated depreciation, ending	(213)	264
Real estate property, net:
Real estate property, net	$ (8,394)	$ 10,331